UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RLA Management Co., LLC
Address:          650 Fifth Avenue, 6th floor
                  New York, New York 10019


Form 13F File Number: 028-12972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Russell L. Anmuth
Title:            Managing Member
Phone:            (212) 259-5101

Signature, Place, and Date of Signing:

   /s/ Russell L. Anmuth        New York, New York       May 15, 2008
   ---------------------        ------------------       ------------
       [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $101,348 (thousands)


List of Other Included Managers:

  None.

                                                            Form 13 F
                                                     Report Date: 3/31/2008
Reporting Manager: RLA Management Co., LLC

                                                         Value   Shares/   SH/  Put/  Investment   Other         Voting Authority
Name of Issuer                 Title of Class Cusip     (x$1000) Prn Amt   PR   Call  Discretion  Managers   Sole     Shared    None
CHINDEX INTERNATIONAL INC      COMM           169467107 26,174     693,180 SH           Sole                   693,180
ECHELON CORP                   COMM           27874N105  8,269     612,500 SH           Sole                   612,500
EMCORE CORP                    COMM           290846104 12,298   2,135,000 SH           Sole                 2,135,000
ENERGY CONVERSION DEVICES      COMM           292659109 17,791     595,000 SH           Sole                   595,000
ENLIVEN MARKETING TECHNOLOGIES COMM           293361101  1,783   2,442,700 SH           Sole                 2,442,700
NET 1 UEPS TECHNOLOGIES INC    COMM           64107N206 11,252     499,000 SH           Sole                   499,000
NEXTWAVE WIRELESS INC          COMM           65337Y102 11,438   2,264,900 SH           Sole                 2,264,900
SIGMA DESIGNS INC              COMM           826565103    227      10,000 SH           Sole                    10,000
SILICON MOTION TECHNOL-ADR     ADRS           82706C108  2,436     172,500 SH           Sole                   172,500
ZOLTEK COMPANIES INC.          COMM           98975W104  9,680     365,000 SH           Sole                   365,000

Number of Rows: 10
Number of Other Managers: 0
